Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Warrants [Line Items]
Exercise price (USD/share)	$ 1,230,000
Stock options [Member]
Warrants [Line Items]
Market price per share (USD/share)	1.23	$ 1.13
Exercise price (USD/share)	$ 2.20	$ 2.20
Risk free rate	1.86%	2.60%
Dividend yield	0.00%	0.00%
Expected term/Contractual life (years)	6 years 9 months 18 days	7 years 3 months 19 days
Expected volatility	262.47%	256.20%